Equity (Details 3) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Balance of liability due to Warrants at January 1, 2019
Issue of Warrants at March 28, 2019	682
Registration for resale of 459,640 ADSs underlying Warrants	(464)
Net change in fair value of the Warrant designated at fair value through profit or loss	(211)
Balance of liability due to Warrants at December 31, 2019	$ 7